Share-Based Compensation - Summary of Stock Options (Details) - Restricted Stock shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) shares
Stock Units
Outstanding (in shares)	5,133
Granted (in shares)	739
Vested (in shares)	(1,031)
Forfeited (in shares)	(860)
Outstanding (in shares)	3,981
Vested and expected to vest (in shares)	3,526
Weighted Average Contractual Term
Outstanding	1 year 9 months 10 days
Vested and expected to vest	1 year 8 months 8 days
Aggregate Intrinsic Value
Outstanding | $	$ 221,284
Vested and expected to vest | $	$ 195,972